Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Revenue
Sales of uranium inventory	$ 15,507	$ 42,700
Royal revenue	88	6
Cost of sales
Cost of uranium inventory	(11,993)	(27,951)
Depletion	(65)	0
Gross profit	3,537	14,755
Expenses
Salaries and directors' fees	(1,142)	(1,066)
Office and administration	(4,690)	(3,832)
Professional fees and insurance	(1,229)	(1,285)
Transfer agent and regulatory fees	(498)	(757)
Share-based compensation	(784)	(738)
Operating income (loss) for the year	(4,806)	7,077
Other items
Other income	224	198
Finance cost	(418)	0
Interest expense	(18)	(9)
Interest income	575	692
Net foreign exchange loss	(865)	(201)
Income (loss) before taxes	(5,308)	7,757
Deferred income tax recovery (expense)	(346)	2,023
Net income (loss) for the year	(5,654)	9,780
Items that will not subsequently be re-classified to net income (loss):
Gain (loss) on revaluation of short-term investments	(2,570)	15,253
Deferred tax recovery (expense) on short-term investments	346	(2,023)
Item that may subsequently be re-classified to net income:
Foreign currency translation differences	25	293
Total other comprehensive income (loss) for the year	(2,199)	13,523
Total comprehensive income (loss) for the year	$ (7,853)	$ 23,303
Basic earnings (loss) per share	$ (0.04)	$ 0.09
Diluted earnings (loss) per share	$ (0.04)	$ 0.08
Weighted average number of shares outstanding, Basic	126,795,491	108,639,674
Weighted average number of shares outstanding, Diluted	126,795,491	115,331,146